Estimated Fair Values of Assets Acquired And Liabilities Assumed In Transaction (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2013 Collin Bank	Jan. 31, 2014 Live Oak State Bank	Jan. 01, 2014 Live Oak State Bank
Assets of acquired bank:
Cash and cash equivalents							$ 22,792	$ 32,246
Securities available for sale			10,314	0	9,937		62,373	16,740
Loans			180,448	0	67,505		72,611	70,627
Premises and equipment			5,717	0	14,541		141	2,675
Investment in FHLB stock and other restricted stock			1,417	0	204		1,156
Goodwill	28,742		28,742	11,222	11,222	11,222	5,962	7,616	7,616
Core deposit intangible			1,362	0	1,748		600	775
Other assets			1,669	0	564		2,160	256
Total assets			237,324	0	99,052		167,795	130,935
Liabilities of acquired bank:
Deposits			216,444	0	120,431		111,164	104,960
FHLB advances			12,500	0	0		26,000
Other liabilities			700	0	949		358	4,278
Total liabilities			233,253	0	125,015		137,522	109,238
Common stock issued in transaction			3,701	0	3,311		11,861	11,697
Cash paid in transaction	$ 0	$ 37,000	$ 46,600	$ 0	$ 101		$ 18,412	$ 10,000